Investment Strategy - AAM Crescent CLO ETF	Oct. 14, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that pursues its investment objective by investing primarily in collateralized loan obligations (“CLOs”) that are U.S. dollar denominated. CLOs are investment products with a “long-only” investment strategy (i.e., a strategy that does not include short positions) that issue multiple tranches of securities. CLOs are collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, subordinate corporate loans, and bank loans. In addition, some CLOs may hold small positions in corporate bonds. CLOs are generally structured to be exposed to the senior secured loans in a corporate capital structure, which means that the loans comprising the CLO pool have payment priority over unsecured debt and common equity in a default situation. These loans are often issued as “covenant lite” loans, which have few or no financial maintenance covenants. “Financial maintenance covenants” are covenants that require a borrower to maintain certain financial metrics during the life of the loan, such as maintaining certain levels of cash flow or limiting leverage. In the absence of such covenants, the CLO manager may be unable to declare an event of default if financial performance deteriorates, renegotiate the terms of the loan based upon the elevated risk levels, or take other actions to help mitigate losses.
Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings made for investment purposes) will be invested in CLOs. The CLOs in which the Fund may invest may be of any maturity or duration that are rated, at the time of purchase, BBB-/Baa3 or higher (or equivalent by a nationally recognized statistical rating organization (“NRSRO”)) or, if unrated, securities deemed by the Fund’s investment sub-adviser, Crescent Capital Group LP (“Crescent” or the “Sub-Adviser”) to be of comparable quality. The Fund allocates its investments across CLO tranches that are investment grade, including both higher-rated senior tranches (i.e., AAA, AA, A ratings) and lower-rated mezzanine tranches that are of investment grade quality (i.e., BBB+, BBB, BBB- ratings). At any given time, the Fund may increase its exposure to and invest primarily in higher-rated senior tranches or lower-rated mezzanine tranches based on the Sub-Adviser’s assessment of current market conditions and potential investment opportunities. At the time of purchase, the Fund is limited to investing in only investment grade quality CLOs; however, in the event a CLO investment is downgraded to below investment grade (i.e., below a BBB-/Baa3 rating) after purchase, the Fund may continue to hold such security, provided that the aggregate value of all CLO investments rated below investment grade does not exceed 5% of the Fund’s total assets. The Sub-Adviser will monitor the credit quality of the CLOs held by the Fund and will consider various factors, including current market conditions and the potential impact on the Fund’s performance, when determining whether to retain or sell a CLO investment that is downgraded to below investment grade after the time of purchase. In addition, the Fund will generally invest in floating-rate CLOs.
The Sub-Adviser applies a top-down approach to selecting investments to purchase and sell. This means the Sub-Adviser evaluates macroeconomic indicators, including prevailing credit cycles and default rate trends, to inform the overall investment strategy. The Sub-Adviser utilizes a liquidity and relative value framework to evaluate for potential investment opportunities in primary (i.e., the initial offering for a security) markets for CLOs. The Sub-Adviser then evaluates CLOs in secondary markets (i.e., markets where the securities are traded following the initial offering), focusing on vintage, yield, credit rating, and liquidity relative to the Fund’s current investments, and with the goal of providing higher yields with lower defaults than similarly rated fixed income alternatives. The Sub-Adviser monitors the Fund’s investment portfolio on a daily basis and attempts to proactively position investments for changing market conditions, and the Fund may sell or reduce a position when the Sub-Adviser perceives a more attractive investment becomes available or the value of an investment becomes unattractive, taking into consideration current market conditions. The Fund may also sell an investment based on the Sub-Adviser’s re-evaluation of an investment’s credit profile. Although the Sub-Adviser uses due care in analyzing and monitoring the Fund’s investment portfolio, there can be no assurance that such analysis and monitoring will reveal factors that may impair the value of a CLO investment.
The Fund may invest a portion of its assets in cash, cash equivalents, or other short-term instruments, such as U.S. Treasury securities, money market instruments or money market funds, while deploying or raising new capital, for liquidity management purposes, managing redemptions, or for defensive purposes, including navigating unusual market conditions. The Fund may also invest in ETFs to help manage cash flows, maintain desired market exposure, and enhance overall portfolio liquidity.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings made for investment purposes) will be invested in CLOs.